FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	R$ 126,570,983	R$ 131,473,547
Liabilities	93,045,196	94,025,822
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	5,572,219	6,206,570
Liabilities	5,572,219	6,206,570
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	105,526,852	105,341,912
Liabilities	77,172,692	74,574,591
Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	11,021,519	11,053,487
Liabilities	6,243,782	6,182,530
Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	215,891	2,203,302
Liabilities	187,187	2,062,322
Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	2,801,258	6,515,262
Liabilities	2,436,072	4,846,795
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,316,528	5,094
Liabilities	1,316,528	5,094
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	116,716	147,920
Liabilities	116,716	147,920
Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	15,929,888	16,862,088
Up to 1 year | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	5,572,219	6,206,570
Up to 1 year | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	7,648,237	6,823,274
Up to 1 year | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,172,568	1,050,947
Up to 1 year | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	94,948	1,986,633
Up to 1 year | Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	66,433	728,070
Up to 1 year | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,316,528	5,094
Up to 1 year | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	58,955	61,500
1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	15,384,365	10,419,010
1 - 2 years | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	12,983,542	7,899,772
1 - 2 years | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,045,795	992,379
1 - 2 years | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	18,314	99,331
1 - 2 years | Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,278,953	1,341,108
1 - 2 years | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	57,761	86,420
2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	35,377,689	46,502,773
2 - 5 years | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	31,355,362	39,476,527
2 - 5 years | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	2,743,793	2,668,855
2 - 5 years | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	87,520	57,421
2 - 5 years | Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,191,014	4,299,970
More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	59,879,041	57,689,676
More than 5 years | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	53,539,711	51,142,339
More than 5 years | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,059,363	6,341,306
More than 5 years | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	15,109	59,917
More than 5 years | Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	R$ 264,858	R$ 146,114